Debt (Schedule Of Long-Term Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Total debt	$ 1,186.0		$ 1,284.7
Due April 17, 2012 [Member] | Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.625%
Debt instrument due date	Apr. 17, 2012
Due February 27, 2013 [Member] | Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.375%
Debt instrument due date	Feb. 27, 2013
Due December 15, 2014 [Member] | Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.375%
Debt instrument due date	Dec. 15, 2014
Floating Rate Credit Facility Expiring June 3, 2016 [Member] | Unsecured Debt [Member]
Debt instrument due date	Jun. 03, 2016
Carrying Value [Member]
Total debt	1,186.0	[1]	1,284.7	[1]
Carrying Value [Member] | Unsecured Debt [Member]
Senior Notes			0	[2]
Carrying Value [Member] | Due April 17, 2012 [Member] | Unsecured Debt [Member]
Senior Notes	0	[2]	215.1	[2]
Carrying Value [Member] | Due February 27, 2013 [Member] | Unsecured Debt [Member]
Senior Notes	0	[2]	333.5	[2]
Carrying Value [Member] | Due December 15, 2014 [Member] | Unsecured Debt [Member]
Senior Notes	0	[2]	197.1	[2]
Carrying Value [Member] | Due November 30, 2022 [Member] | Unsecured Debt [Member]
Senior Notes	599.5	[2]
Carrying Value [Member] | Floating Rate Credit Facility Expiring June 3, 2016 [Member]
Floating rate credit facility expiring May 23, 2013	586.5		539.0
Fair Value [Member]
Total debt	1,204.8		1,307.5	[1]
Fair Value [Member] | Unsecured Debt [Member]
Senior Notes			0	[2]
Fair Value [Member] | Due April 17, 2012 [Member] | Unsecured Debt [Member]
Senior Notes	0	[2]	217.3	[2]
Fair Value [Member] | Due February 27, 2013 [Member] | Unsecured Debt [Member]
Senior Notes	0	[2]	343.8	[2]
Fair Value [Member] | Due December 15, 2014 [Member] | Unsecured Debt [Member]
Senior Notes	0	[2]	207.4	[2]
Fair Value [Member] | Due November 30, 2022 [Member] | Unsecured Debt [Member]
Senior Notes	618.3	[2]
Fair Value [Member] | Floating Rate Credit Facility Expiring June 3, 2016 [Member]
Floating rate credit facility expiring May 23, 2013	$ 586.5		$ 539.0

[1]	These financial instruments are not measured at fair value on a recurring basis. See the indicated footnotes for additional information about the carrying and fair values of these financial instruments. Foreign time deposits are measured at cost plus accrued interest, which approximates fair value, and are accordingly classified as Level 2 securities
[2]	The company's Senior Note indentures contain certain restrictions on mergers or consolidations. Beyond these items, there are no other restrictive covenants in the indentures.